Capital and Reserves (Details) - Common Shares [Member] - shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Beginning balance	4,125,949	1,775,839
Common shares issued	933,135	1,491,389
Ending balance	5,059,084	3,267,228